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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ];  Amendment Number:

   This Amendment (Check only one.):    [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Perseus LLC
Address: 2099 Pennsylvania Avenue, N.W., Suite 900
         Washington, D.C. 20006

Form 13F File Number: 028-05587

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Teresa Y. Bernstein
Title:   Secretary & Treasurer
Phone:   202-452-0101

Signature, Place, and Date of Signing:

/s/ Teresa Y. Bernstein      Washington, D.C.                February 14, 2008
--------------------------------------------------------------------------------
[Signature]                    [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:            7
                                         -----------

Form 13F Information Table Value Total:  $   172,594
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      NONE
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                           FORM 13F INFORMATION TABLE

SOLE

              COLUMN 1          COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7           COLUMN 8
                                                         VALUE   SHRS OR    SH/  PUT/ INVESTMENT   OTHER         VOTING AUTHORITY
           NAME OF ISSUER     TITLE OF CLASS   CUSIP   (X$1000)  PRN AMT    PRN  CALL DISCRETION MANAGERS    SOLE     SHARED   NONE
Cardiac Science Corp          COM            14141A108 $  24,714 3,054,885  SH         DEFINED             3,054,885

Clean Energy Fuels Corp       COM            184499101 $  16,589 1,095,701  SH         DEFINED             1,095,701

JOINT

              COLUMN 1          COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7           COLUMN 8
                                                         VALUE   SHRS OR    SH/  PUT/ INVESTMENT  OTHER          VOTING AUTHORITY
           NAME OF ISSUER     TITLE OF CLASS   CUSIP    (X$1000) PRN AMT    PRN  CALL DISCRETION MANAGERS    SOLE     SHARED   NONE
Allos Therapeutics Inc        COM            019777101 $   5,732   911,353  SH          OTHER                          911,353

                                                                            SH          OTHER
Auxilium Pharmaceuticals Inc  COM            05334D107 $  36,473 1,216,180                                           1,216,180

Barrier Therapeutics Inc      COM            06850R108 $  13,099 3,324,734  SH          OTHER                        3,324,734

Replidyne Inc                 COM            76028W107 $   4,612 1,487,808  SH          OTHER                        1,487,808

MAP Pharmaceuticals Inc       COM            56509R108 $  71,374 4,076,169  SH          OTHER                        4,076,169